Lease Right-Of-Use Asset and Lease Liabilities - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	May 31, 2020	May 31, 2019
Leases [Abstract]
2020	$ 83,044
2021	89,567
2022	23,192
Total	$ 195,803	$ 259,257